Summary of Significant Accounting Policies - Schedule of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Financial assets
Federal Home Loan Bank stock	$ 3,892	$ 3,980
Accrued interest receivable	1,648	1,438
Financial liabilities
Deposits	260,832	277,563
Federal Home Loan Bank advances	187,100	206,900
Advances by borrowers for taxes and insurance	974	869
Accrued interest payable	666	949
Level 1 [Member]
Financial assets
Cash and cash equivalents	19,480	16,485
Financial liabilities
Deposits	77,988	77,747
Level 2 [Member]
Financial assets
Available-for-sale securities	9,757	10,906
Held-to-maturity securities	167	132
Accrued interest receivable	1,438	1,648
Financial liabilities
Deposits	199,603	183,123
Federal Home Loan Bank advances	42,837	48,530
Advances by borrowers for taxes and insurance	869	974
Accrued interest payable	949	666
Level 3 [Member]
Financial assets
Loans receivable - net	319,432	329,835
Carrying Value [Member]
Financial assets
Cash and cash equivalents	19,480	16,485
Available-for-sale securities	9,757	10,906
Held-to-maturity securities	171	134
Loans receivable - net	327,248	319,428
Federal Home Loan Bank stock	3,980	3,892
Accrued interest receivable	1,438	1,648
Financial liabilities
Deposits	277,563	260,832
Federal Home Loan Bank advances	42,760	48,592
Advances by borrowers for taxes and insurance	869	974
Accrued interest payable	949	666
Fair Value [Member]
Financial assets
Cash and cash equivalents	19,480	16,485
Available-for-sale securities	9,757	10,906
Held-to-maturity securities	167	132
Loans receivable - net	319,432	329,835
Federal Home Loan Bank stock
Accrued interest receivable	1,438	1,648
Financial liabilities
Deposits	277,591	260,870
Federal Home Loan Bank advances	42,837	48,530
Advances by borrowers for taxes and insurance	869	974
Accrued interest payable	$ 949	$ 666